Condensed Consolidated Interim Statement of Financial Position (Unaudited) - EUR (€) € in Millions	Jun. 28, 2024	Dec. 31, 2023
Non-current:
Intangible assets	€ 12,889	€ 12,395
Goodwill	4,791	4,514
Property, plant and equipment	6,382	5,344
Investment property	76	0
Non-current derivative assets	91	100
Deferred tax assets	1	1
Other non-current assets	353	295
Total non-current assets	24,583	22,649
Current:
Current derivative assets	87	161
Current tax assets	54	58
Inventories	1,914	1,356
Amounts receivable from related parties	129	123
Trade accounts receivable	2,954	2,547
Other current assets	455	351
Assets held for sale	43	22
Short term investments	272	568
Cash and cash equivalents	1,610	1,419
Total current assets	7,518	6,605
Total assets	32,101	29,254
Non-current:
Borrowings, less current portion	10,131	10,096
Employee benefit liabilities	188	191
Non-current provisions	69	45
Non-current derivative liabilities	194	169
Deferred tax liabilities	3,565	3,378
Non-current tax liabilities	19	75
Other non-current liabilities	48	46
Total non-current liabilities	14,214	14,000
Current:
Current portion of borrowings	2,021	1,300
Current portion of employee benefit liabilities	7	8
Current provisions	174	114
Current derivative liabilities	60	99
Current tax liabilities	310	253
Amounts payable to related parties	450	270
Trade and other payables	5,856	5,234
Total current liabilities	8,878	7,278
Total liabilities	23,092	21,278
EQUITY
Share capital	5	5
Share premium	287	276
Merger reserves	287	287
Other reserves	(770)	(823)
Retained earnings	8,717	8,231
Equity attributable to shareholders	8,526	7,976
Non-controlling interest	483	0
Total equity	9,009	7,976
Total equity and liabilities	€ 32,101	€ 29,254